UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23687

U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

(Exact name of registrant as specified in charter)

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Address of principal executive offices) (Zip code)

Liana Loyola

Secretary

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Copies to:

Carla G. Teodoro Sidley Austin LLP 787 Seventh Avenue New York, NY 10019	Owen Meacham UBS Business Solutions US LLC One North Wacker Drive Chicago, IL 60606

Registrant’s telephone number, including area code: (787) 250-3600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 – June 30, 2026

Item 1. Report to Shareholders.

(a)  The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Semi-Annual Shareholder Report

as of June 30, 2026

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Class A - PRAJX

Fund Overview

This semi-annual shareholder report contains important information about U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (the "Fund") for the period from January 1, 2026, to June 30, 2026. You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.

What were the Fund costs for the last six months?

Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	2.24%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$57,873,948
# of Portfolio Holdings	62
Portfolio Turnover Rate	0.38%

Top 5 Holdings (% of Net Assets)

Table Summary
Autopistas Metropolitanas de Puerto Rico LLC, 6.750%, due 06/30/35	13.9%
Municipal Electric Authority of Georgia, 7.055%, due 04/01/57	4.0
Metropolitan Transportation Authority Dedicated Tax Fund, 7.336%, due 11/15/39	3.5
Federal National Mortgage Association, 3.500%, due 05/01/43	3.4
Louisville & Jefferson County Metropolitan Sewer District, 6.250%, due 05/15/43	3.4

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Class A

Fund Holdings Summaries

The following graph reflects the breakdown of the investment portfolio (% of Total Investments) as of June 30, 2026:

Asset Allocation as of June 30, 2026:

Table Summary
Value	Value
Mortgage-Backed Securities	6.9%
Corporate Bonds	12.2%
Municipal Bonds	80.9%

The following tables show the allocation (% of Total Investments) of the Fund’s portfolio using various metrics  as of June 30, 2026:

Portfolio Composition

Table Summary
Municipal	80.9%
Commercial Services	12.2%
Fannie Mae MBS	6.9%
Total	100.0%

Geographical Allocation

Table Summary
United States	80.9%
Puerto Rico	19.1%
Total	100.0%

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Class A

The following table shows the ratings of the Fund’s portfolio securities (based on % of Total Investments) as of June 30, 2026. The ratings used are the highest rating given by one of the three nationally recognized statistical rating organizations, Fitch Ratings ("Fitch"), Moody's Investors Service ("Moody's"), and S&P Global Ratings ("S&P"). Ratings are subject to change.

Table Summary
Rating	Percent
AAA	2.0%
AA	58.1%
A	30.9%
BBB	9.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ubs.com/prfunds. You can also request this information by contacting us at 787-250-3600.

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Class A

Semi-Annual Shareholder Report

as of June 30, 2026

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Class P - PRAKX

Fund Overview

This semi-annual shareholder report contains important information about U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (the "Fund") for the period from January 1, 2026, to June 30, 2026. You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.

What were the Fund costs for the last six months?

Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$114	2.28%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$57,873,948
# of Portfolio Holdings	62
Portfolio Turnover Rate	0.38%

Top 5 Holdings (% of Net Assets)

Table Summary
Autopistas Metropolitanas de Puerto Rico LLC, 6.750%, due 06/30/35	13.9%
Municipal Electric Authority of Georgia, 7.055%, due 04/01/57	4.0
Metropolitan Transportation Authority Dedicated Tax Fund, 7.336%, due 11/15/39	3.5
Federal National Mortgage Association, 3.500%, due 05/01/43	3.4
Louisville & Jefferson County Metropolitan Sewer District, 6.250%, due 05/15/43	3.4

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Class P

Fund Holdings Summaries

The following graph reflects the breakdown of the investment portfolio (% of Total Investments) as of June 30, 2026:

Asset Allocation as of June 30, 2026:

Table Summary
Value	Value
Mortgage-Backed Securities	6.9%
Corporate Bonds	12.2%
Municipal Bonds	80.9%

The following tables show the allocation (% of Total Investments) of the Fund’s portfolio using various metrics  as of June 30, 2026:

Portfolio Composition

Table Summary
Municipal	80.9%
Commercial Services	12.2%
Fannie Mae MBS	6.9%
Total	100.0%

Geographical Allocation

Table Summary
United States	80.9%
Puerto Rico	19.1%
Total	100.0%

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Class P

The following table shows the ratings of the Fund’s portfolio securities (based on % of Total Investments) as of June 30, 2026. The ratings used are the highest rating given by one of the three nationally recognized statistical rating organizations, Fitch Ratings ("Fitch"), Moody's Investors Service ("Moody's"), and S&P Global Ratings ("S&P"). Ratings are subject to change.

Table Summary
Rating	Percent
AAA	2.0%
AA	58.1%
A	30.9%
BBB	9.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.ubs.com/prfunds. You can also request this information by contacting us at 787-250-3600.

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Class P

(b)  Not applicable.

Item 2. Code of Ethics.

Item applicable only to annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Item applicable only to annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Item applicable only to annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)  Not applicable.

(b)  Not applicable.

Item 6. Investments.

(a)  The Schedule of Investments is included as part of the Financial Statements included under Item 7(a) of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)  The Registrant’s Financial Statements are attached herewith.

(b)  The Registrant’s Financial Highlights are included as part of the Financial Statements included under Item 7(a) of this Form N-CSR.

U.S. MONTHLY INCOME FUND

FOR PUERTO RICO RESIDENTS, INC.

SEMI-ANNUAL REPORT

June 30, 2026

U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

Table of Contents

Schedule of Investments [Item 6 of Form N-CSR]	3

Financial Statements [Item 7 of Form N-CSR]
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11

Financial Highlights [Item 7 of Form N-CSR]	13

Notes to Financial Statements [Item 7 of Form N-CSR]	15

Other Information (Unaudited)	35

Statement Regarding Basis for Approval of Investment Advisory Agreement [Item 11 of Form N-CSR]	36

Changes in and Disagreements with Accountants for Open-End Management Investment Companies [Item 8 of Form NCSR]
Not applicable

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies [Item 10 of Form N-CSR]
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included under Statements of Operations in the Financial Statements under Item 7 above.

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Fair Value
Corporate Bonds (13.88%)
Commercial Services (13.88%)
$ 8,106,000	Autopistas Metropolitanas de Puerto Rico LLC, Senior Secured(a)	6.750%	06/30/35	$ 8,032,863

Total Corporate Bonds (Cost $8,106,000)				8,032,863

Mortgage-Backed Securities (7.91%)
Fannie Mae Bonds (7.91%)(b)
1,077,365	Federal National Mortgage Association Pool AV7070	3.000%	06/01/45	969,177
599,238	Federal National Mortgage Association Pool AP1207	3.500%	02/01/43	558,988
1,021,984	Federal National Mortgage Association Pool AR5155	3.500%	04/01/43	953,110
2,101,470	Federal National Mortgage Association Pool AR5162	3.500%	05/01/43	1,955,250
140,228	Federal National Mortgage Association Pool 850032	5.500%	05/01/36	142,931

				4,579,456

Total Mortgage-Backed Securities (Cost $4,940,335)				4,579,456

Municipal Bonds (92.48%)
California (17.88%)
630,000	Alameda County Joint Powers Authority, Build America Bonds Series A, Revenue Bonds(c),(d),(f)	7.046%	12/01/44	702,387
748,412	Bay Area Toll Authority, Build America Bonds Series S1, Revenue Bonds(c)	7.043%	04/01/50	849,875
1,000,000	California Statewide Communities Development Authority, Series B, Revenue Bonds(c),(d),(e),(f)	4.821%	08/01/45	840,300
250,000	City of Inglewood, Revenue Bonds(c),(d),(e),(f)	4.350%	09/01/47	212,641
810,000	City of Los Angeles Department of Airports, Build America Bonds Series C, Revenue Bonds(c),(f)	6.582%	05/15/39	858,930
330,000	Golden State Tobacco Securitization Corp., Series A, Revenue Bonds(c),(e)	3.115%	06/01/38	277,300

See Notes to Financial Statements.
3

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Fair Value
Municipal Bonds (92.48%) (continued)
California (17.88%) (continued)
$ 315,000	Los Angeles County Public Works Financing Authority, Build America Bonds, Revenue Bonds(c),(d),(f)	7.618%	08/01/40	$ 368,794
805,000	Norman Y Mineta San Jose International Airport SJC, Series C, Revenue Bonds(c),(e)	3.290%	03/01/41	641,921
1,000,000	Northern California Power Agency, Build America Bonds Series B, Revenue Bonds(c),(d),(f)	7.311%	06/01/40	1,109,642
1,140,000	San Francisco City & County Redevelopment Financing Authority, Tax Allocation	8.406%	08/01/39	1,367,661
1,075,000	Southern California Public Power Authority, Series A, Revenue Bonds(c)	5.930%	07/01/32	1,106,438
700,000	State of California, Build America Bonds, General Obligation Unlimited(e),(f)	7.550%	04/01/39	830,839
1,000,000	State of California, Build America Bonds, General Obligation Unlimited(d),(f)	7.625%	03/01/40	1,181,030

				10,347,758

Colorado (2.17%)
1,250,000	Regional Transportation District Sales Tax Revenue, Build America Bonds Series B, Revenue Bonds(c),(f)	5.844%	11/01/50	1,256,227

Florida (1.41%)
1,000,000	Escambia County Health Facilities Authority, Series B, Revenue Bonds(c),(d)	3.607%	08/15/40	818,283

Georgia (5.74%)
1,000,000	Atlanta & Fulton County Recreation Authority, Revenue Bonds(c)	5.100%	12/01/47	986,594
2,120,000	Municipal Electric Authority of Georgia, Build America Bonds Series A, Revenue Bonds(c),(f)	7.055%	04/01/57	2,337,045

				3,323,639

Idaho (2.36%)
1,500,000	Idaho Health Facilities Authority, Series B, Revenue Bonds(c),(d)	5.020%	03/01/48	1,363,854

See Notes to Financial Statements.
4

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Fair Value
Municipal Bonds (92.48%) (continued)
Illinois (6.43%)
$ 650,000	Chicago O’Hare International Airport, Series C, Revenue Bonds(c),(e)	4.572%	01/01/54	$ 563,993
1,205,000	Chicago O’Hare International Airport, Build America Bonds Series B, Revenue Bonds(c),(d),(f)	6.395%	01/01/40	1,306,129
724,637	Chicago Transit Authority Sales Tax Receipts Fund, Build America Bonds Series B, Revenue Bonds(c),(d),(f)	6.200%	12/01/40	760,692
1,000,000	City of Chicago Wastewater Transmission Revenue, Build America Bonds Series B, Revenue Bonds(c),(f)	6.900%	01/01/40	1,088,739

				3,719,553

Kentucky (5.37%)
285,000	Kenton County Airport Board, Revenue Bonds(c),(d),(e)	4.689%	01/01/49	254,407
1,865,000	Louisville & Jefferson County Metropolitan Sewer District, Build America Bonds, Revenue Bonds(c),(d),(f)	6.250%	05/15/43	1,945,897
1,000,000	Louisville/Jefferson County Metropolitan Government, Series B, Revenue Bonds(c),(e)	4.760%	05/15/42	909,500

				3,109,804

Maryland (2.42%)
375,000	Maryland Economic Development Corp., Series B, Revenue Bonds(c)	4.125%	06/01/29	365,098
150,000	Maryland Economic Development Corp., Series B, Revenue Bonds(c),(e)	4.250%	06/01/31	143,566
1,000,000	Maryland Stadium Authority, Series B, Revenue Bonds(c)	3.709%	03/01/39	893,599

				1,402,263

Michigan (1.18%)
750,000	Michigan State University, Series A, Revenue Bonds(c),(d),(e)	4.496%	08/15/48	679,428

See Notes to Financial Statements.
5

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Fair Value
Municipal Bonds (92.48%) (continued)
Nebraska (1.47%)
$ 765,000	Public Power Generation Agency, Build America Bonds, Revenue Bonds(c),(f)	7.242%	01/01/41	$ 851,582

New Jersey (7.08%)
600,000	New Jersey Educational Facilities Authority, Series C, Revenue Bonds(c),(d),(e)	3.836%	09/01/36	546,599
1,490,000	New Jersey Turnpike Authority, Build America Bonds Series A, Revenue Bonds(c),(f)	7.102%	01/01/41	1,700,308
1,815,000	Rutgers The State University of New Jersey, Build America Bonds Series H, Revenue Bonds(c),(d),(f)	5.665%	05/01/40	1,851,582

				4,098,489

New York (16.41%)
1,085,000	Empire State Development Corp., Build America Bonds, Revenue Bonds(c),(f)	5.770%	03/15/39	1,106,340
70,000	Metropolitan Transportation Authority, Series C2, Revenue Bonds(c)	5.175%	11/15/49	64,746
555,000	Metropolitan Transportation Authority, Build America Bonds Series E, Revenue Bonds(c),(f)	6.814%	11/15/40	610,858
1,755,000	Metropolitan Transportation Authority Dedicated Tax Fund, Build America Bonds, Revenue Bonds(c),(d),(f)	7.336%	11/15/39	2,028,247
750,000	New York City Industrial Development Agency, Revenue Bonds(c)	6.027%	01/01/46	751,934
1,630,000	New York City Transitional Finance Authority Building Aid Revenue, Build America Bonds Series S-1B, Revenue Bonds(c),(f)	6.828%	07/15/40	1,782,248
1,000,000	New York State Dormitory Authority, Series B, Revenue Bonds(c),(d),(e)	4.946%	08/01/48	878,538
1,000,000	New York Transportation Development Corp., Series B, Revenue Bonds(c)	3.673%	07/01/30	962,597
1,250,000	Port Authority of New York & New Jersey, Revenue Bonds(c),(d)	5.647%	11/01/40	1,311,180

				9,496,688

See Notes to Financial Statements.
6

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Fair Value
Municipal Bonds (92.48%) (continued)
Oklahoma (0.87%)
$ 500,000	Oklahoma Development Finance Authority, Series C, Revenue Bonds(c)	5.450%	08/15/28	$ 504,006

Oregon (4.57%)
2,000,000	Port of Morrow, Series 1, Revenue Bonds(c)	2.543%	09/01/40	1,551,891
1,200,000	Port of Portland Airport Revenue, Revenue Bonds(c),(d),(e)	4.067%	07/01/39	1,090,741

				2,642,632

Pennsylvania (2.07%)
1,210,000	Pennsylvania Turnpike Commission, Build America Bonds Series B, Revenue Bonds(c),(d),(f)	5.561%	12/01/49	1,198,961

South Carolina (2.43%)
1,000,000	Spartanburg Regional Health Services District, Series B, Revenue Bonds(c)	3.553%	04/15/50	716,140
750,000	Spartanburg Regional Health Services District, Series B, Revenue Bonds(c),(d)	4.230%	04/15/38	692,359

				1,408,499

Tennessee (1.31%)
750,000	Metropolitan Government Nashville & Davidson County Sports Authority, Series D, Revenue Bonds(c)	5.340%	07/01/56	755,754

Texas (7.85%)
1,000,000	City of Houston Combined Utility System Revenue, Series D, Revenue Bonds(c),(e)	2.542%	11/15/40	752,622
975,000	Dallas Convention Center Hotel Development Corp., Build America Bonds, Revenue Bonds(c),(d),(f)	7.088%	01/01/42	1,075,005
250,000	Dallas County Hospital District, Build America Bonds Series C, General Obligation Limited	5.621%	08/15/44	251,492
1,000,000	North Texas Tollway Authority, Build America Bonds Series B, Revenue Bonds(c),(d),(f)	6.718%	01/01/49	1,094,549

See Notes to Financial Statements.
7

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Fair Value
Municipal Bonds (92.48%) (continued)
Texas (7.85%) (continued)
$ 1,715,000	Texas Private Activity Bond Surface Transportation Corp., Series B, Revenue Bonds(c),(d)	3.922%	12/31/49	$ 1,367,979

				4,541,647

Washington (3.12%)
1,690,000	Washington State Convention Center Public Facilities District, Build America Bonds, Revenue Bonds(c),(f)	6.790%	07/01/40	1,806,455

Wisconsin (0.34%)
240,000	Wisconsin Center District, Series B, Revenue Bonds(c),(e)	4.173%	12/15/50	193,844

Total Municipal Bonds (Cost $59,311,383)				53,519,366

Total Investments (114.27%) (Cost $72,357,718)				$66,131,685

Liabilities in Excess of Other Assets (-14.27%)				(8,257,737)
NET ASSETS (100.00%)				$ 57,873,948

(a)	Private Placement under rule 144A.
(b)

Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(c)	Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus.
(d)	A portion or all of the security has been pledged as collateral for line of credit.
(e)	Security may be called before its maturity date.
(f)	BABs - these securities are Build America Bonds (“BAB”), which are taxable municipal bonds that carry special tax credits and federal subsidies for either the bond issuer or the bondholder.

See Notes to Financial Statements.
8

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

ASSETS:
Investments in securities:
Securities pledged as collateral on line of credit, at value, which has the right to be repledged (identified cost $28,404,110)	$24,679,226
Other securities, at fair value (cost $43,953,608)	41,452,459

$66,131,685

Cash and cash equivalents	955,463
Interest receivable	1,050,352
Receivable operating expenses to be reimbursed	58,704
Prepaid and other assets	3,118
Total Assets	$68,199,322

LIABILITIES:
Line of credit	10,004,581
Payable to investment adviser	115,895
Payable to fund accounting and administration	30,618
Payable to transfer agency	2,156
Payable for compliance fees	517
Payable to directors	7,162
Payable for custodian fees	506
Payable for professional fees	47,185
Payable for legal fees	56,275
Other payables	60,479
Total Liabilities	10,325,374
Net Assets	$57,873,948

NET ASSETS CONSIST OF:
Paid-in capital $0.01 par value, 88,000,000 shares authorized 6,211,392 issued and outstanding	$61,528,865
Accumulated deficit	(3,654,917)
Net Assets	$57,873,948

PRICING OF SHARES:
Class A
Net Assets	$37,375,774
Shares of common stock outstanding	3,922,181
Net asset value per share	$9.53

PRICING OF SHARES:
Class P
Net Assets	$20,498,174
Shares of common stock outstanding	2,289,211
Net asset value per share	$8.95

See Notes to Financial Statements.
9

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Statement of Operations

For the six months ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$1,722,464
Total Investment Income	1,722,464

EXPENSES:
Investment Adviser fees	260,182
Accounting and administration fees	48,404
Transfer agent expenses	11,674
Interest expense	229,778
Professional fees	42,698
Legal expenses	143,087
Custodian fees	6,712
Director expenses	15,076
Pricing fees	5,236
Printing expenses	32,675
Insurance fees	803
Other expenses	10,537
Total expenses before waiver	806,862
Less waived fees and reimbursable expenses	(140,102)
Total Expenses	666,760
Net Investment Income	1,055,704

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(434,445)
Net realized gain/(loss)	(434,445)
Net change in unrealized appreciation/(depreciation) on:
Investments	(54,342)
Net change in unrealized appreciation/(depreciation)	(54,342)
Net Realized and Unrealized Gain/(Loss) on Investments	(488,787)
Net Increase/(Decrease) in Net Assets from Operations	$566,917

See Notes to Financial Statements.
10

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Statements of Changes in Net Assets

	For the Six Months Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,055,704	$2,334,215
Net realized gain/(loss)	(434,445)	(397,087)
Net change in unrealized appreciation/(depreciation)	(54,342)	2,900,152
Net increase/(decrease) in net assets resulting from operations	566,917	4,837,280

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(712,053)	(1,586,335)
Class P	(376,520)	(713,594)
Net increase/(decrease) in net assets from dividends	(1,088,573)	(2,299,929)

CAPITAL SHARE TRANSACTIONS:
Class A
Reinvestment of dividends	209,458	449,259
Shares redeemed	(3,591,710)	(7,340,668)

Total	(3,382,252)	(6,891,409)
Class P
Shares sold	1,194,943	1,401,029
Reinvestment of dividends	312,042	587,511
Shares redeemed	(1,712,635)	(1,443,446)

Total	(205,650)	545,094
Net increase/(decrease) in net assets from capital share transactions	(3,587,902)	(6,346,315)

Net increase/(decrease) in net assets	(4,109,558)	(3,808,964)

NET ASSETS:
Beginning of period	61,983,506	65,792,470
End of period	$57,873,948	$61,983,506

See Notes to Financial Statements.
11

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Statement of Cash Flows

For the six months ended June 30, 2026 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$566,917
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by operating activities:
Purchases of long-term investment securities	(699,195)
Proceeds from sales of long-term investment securities	1,219,225
Proceeds from long-term calls and paydowns of portfolio securities	2,213,766
Amortization of premium and accretion of discount on investments, net	191,815
Net realized (gain)/loss on:
Investments	434,445
Net change in unrealized (appreciation)/depreciation on:
Investments	54,342
(Increase)/Decrease in assets:
Interest receivable	(80,376)
Prepaid and other assets	2,461
Due from affiliate	1,056,111
Receivable for operating expenses to be reimbursed	(53,375)
Increase/(Decrease) in liabilities:
Interest payable	3,338
Payable to adviser	85,402
Payable to fund accounting and administration fees	21,471
Payable to transfer agency	(844)
Payable to directors	(338)
Payable for compliance fees	517
Payable for custodian fees	(1,749)
Payable for professional fees	(26,009)
Payable for legal fees	29,375
Other payables	(78,661)
Net cash provided by/(used in) operating activities	$4,938,638

CASH FLOWS FROM FINANCING ACTIVITIES:
Line of credit proceeds	$2,300,000
Line of credit repayments	(1,900,000)
Proceeds from shares sold	1,194,943
Payment for redemption of common shares, net of change in redemptions payable	(5,310,745)
Cash distributions paid to common shareholders - net of distributions reinvested	(567,073)
Net cash provided by/(used in) financing activities	$(4,282,875)

Net increase in cash and cash equivalents	$655,763
Cash and cash equivalents, beginning of period	$299,700
Cash and cash equivalents, end of period	$955,463

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest expense on reverse repurchase agreements	$226,440

NON-CASH ACTIVITIES:
Reinvestment of dividends	$521,500

See Notes to Financial Statements.
12

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Financial Highlights

Class A	For the Six Months Period Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value - beginning of period	$9.61		$9.23	$9.60	$9.03	$11.90	$12.20
Income/(loss) from investment operations:
Net investment income(a)	0.16		0.35	0.32	0.31	0.37	0.43
Net realized and unrealized gain/(loss)(a)	(0.07)		0.37	(0.37)	0.56	(2.83)	(0.26)
Total income/(loss) from investment operations	0.09		0.72	(0.05)	0.87	(2.46)	0.17
Less distributions:
Dividends from net investment income	(0.17)		(0.34)	(0.32)	(0.30)	(0.41)	(0.47)
Net increase/(decrease) in net asset value	(0.08)		0.38	(0.37)	0.57	(2.87)	(0.30)
Net asset value - end of period	$9.53		$9.61	$9.23	$9.60	$9.03	$11.90

Total Return - Net Asset Value(b)	0.98%	(h)	7.94%	(0.58%)	9.81%	(20.98%)	1.44%
Supplemental Data:
Net assets, end of period (in thousands)	$37,376		$41,097	$46,238	$55,133	$58,732	$86,535
Ratios to Average Net Assets(c)
Ratio of gross expenses to average net assets(d)	2.71%	(i)	2.61%	2.85%	3.32%	2.71%	2.47%
Ratio of net expenses to average net assets(d),(e)	2.24%	(i)	1.92%	2.30%	2.35%	2.19%	1.86%
Ratio of gross operating expenses to average net assets(f)	1.93%	(i)	1.85%	1.74%	2.17%	1.93%	2.04%
Interest and leverage related expenses to average net assets	0.78%	(i)	0.76%	1.11%	1.15%	0.78%	0.43%
Ratio of net investment income to average net assets(e)	3.55%	(i)	3.69%	3.35%	3.37%	3.68%	3.59%
Portfolio turnover rate	0.38%	(h)	3.44%	0.00%	5.77%	12.28%	8.18%

See Notes to Financial Statements.
13

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Financial Highlights

For a share outstanding during the years presented

Class P	For the Six Months Period Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Period from April 1, 2022*, to December 31, 2022
Net asset value - beginning of period	$9.03		$8.67	$9.02	$8.48	$10.00
Income/(loss) from investment operations:
Net investment income(a)	0.16		0.33	0.30	0.29	0.25
Net realized and unrealized gain/(loss)(a)	(0.08)		0.35	(0.35)	0.53	(1.56)
Total income/(loss) from investment operations	0.08		0.68	(0.05)	0.82	(1.31)
Less distributions:
Dividends from net investment income	(0.16)		(0.32)	(0.30)	(0.28)	(0.21)
Net increase/(decrease) in net asset value	(0.08)		0.36	(0.35)	0.54	(1.52)
Net asset value - end of period	$8.95		$9.03	$8.67	$9.02	$8.48

Total Return - Net Asset Value(b)	0.92%	(h)	7.98%	(0.61%)	9.87%	(13.10%)	(h)
Supplemental Data:
Net assets, end of period (in thousands)	$20,498		$20,886	$19,554	$20,292	$16,230
Ratios to Average Net Assets(c)
Ratio of gross expenses to average net assets(d)	2.76%	(i)	2.61%	2.84%	3.34%	2.18%	(h)
Ratio of net expenses to average net assets(d),(g)	2.28%	(i)	1.92%	2.29%	2.35%	1.76%	(h)
Ratio of gross operating expenses to average net assets(f)	1.98%	(i)	1.84%	1.74%	2.19%	1.42%	(h)
Interest and leverage related expenses to average net assets	0.78%	(i)	0.77%	1.10%	1.15%	0.76%
Ratio of net investment income to average net assets(g)	3.60%	(i)	3.69%	3.35%	3.38%	2.77%	(h)
Portfolio turnover rate	0.38%	(h)	3.44%	0.00%	5.77%	12.28%	(h)

*	Effective on April 1, 2022, the Fund began offering Class B shares.
(a)	Calculated using the average outstanding common shares.
(b)	Dividends are assumed to be reinvested at the per share net asset value as defined in the dividend reinvestment plan.
(c)	Calculated using the average net assets.
(d)	Expenses include both operating and interest and leverage related expenses.
(e)

The effect of the expenses waived for the period ended June 30, 2026, for the year ended December 31, 2025, for the year ended December 31, 2024, for the year ended December 31, 2023, for the year ended December 31, 2022, and for the year ended December 31, 2021, was to decrease the expense ratio, thus increasing the net investment income ratio to average net assets applicable to common shareholders by 0.47%, 0.70%, 0.55%, 0.97%, 0.52% and 0.61%, respectively.

(f)	Operating expenses represent total expenses excluding interest and leverage related expenses.
(g)

The effect of the expenses waived for the period ended June 30, 2026, for the year ended December 31, 2025, for the year ended December 31, 2024, for the year ended December 31, 2023, and for the year ended December 31, 2022, was to decrease the expense ratio, thus increasing the net investment income ratio to average net assets applicable to common shareholders by 0.48%, 0.69%, 0.55%, 0.99% and 0.42%, respectively.

(h)	Not annualized.
(i)	Annualized

See Notes to Financial Statements.
14

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

NOTE 1. REPORTING ENTITY AND SIGNIFICANT ACCOUNTING POLICIES

U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (the “Fund”) is a diversified open-end management investment company. The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), as of May 14, 2021. Prior to such date and since inception, the Fund was registered and operated under the Puerto Rico Investment Companies Act of 1954, as amended. The Fund’s offerings of securities are registered under the Securities Act of 1933, as amended. The Fund was incorporated on September 27, 2012, and commenced operations on January 18, 2013. Effective May 11, 2026, State Street Bank and Trust Company serves as the Fund’s Administrator (the “Administrator”). Prior thereto, UBSTC served as the Fund’s Administrator.

The Fund is divided into a Puerto Rico taxable securities portion and a U.S. portion consisting primarily of United States municipal securities. UBS Asset Managers of Puerto Rico, a division of UBS Trust Company of Puerto Rico (“UBSTC”), is the Fund’s Investment Adviser (the “Investment Adviser”) and directly manages the Puerto Rico taxable securities portion. Nuveen Asset Management, LLC is the sub-investment adviser (the “Sub-Adviser”) managing the U.S. portion. UBSTC is also the Fund’s Transfer Agent (the “Transfer Agent”).

The Fund’s investment objective is to provide current income, consistent with the preservation of capital. There is no assurance that the Fund will achieve its investment objective.

Certain charter provisions of the Fund might be void and unenforceable under the 1940 Act including, without limitation, provisions (i) permitting indemnification of officers and directors to the fullest extent permitted by Puerto Rico law, (ii) setting forth the required vote for changes to fundamental policies of the Fund, and (iii) stating that, to the fullest extent permitted by Puerto Rico law, no officer or director will be liable to the Fund or shareholders.

The following is a summary of the Fund’s significant accounting policies:

Use of Estimates in Financial Statements Preparation

The Fund is an investment company that applies the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

15

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

Net Asset Value Per Share

The net asset value (“NAV”) per share of the Fund is determined daily by the Administrator after the close of trading on the New York Stock Exchange (NYSE), or if such day is not a business day in New York or Puerto Rico, on the next succeeding business day. The NAV per share is computed by dividing the total assets of the Fund, less its liabilities, by the total number of shares outstanding.

Taxation

As a registered investment company under the 1940 Act, the Fund will not be subject to Puerto Rico income tax for any taxable year if it distributes at least 90% of its taxable net investment income for such year, as determined for these purposes pursuant to section 1112.01(a)(2) of the Puerto Rico Internal Revenue Code of 2011, as amended. Accordingly, as the Fund intends to meet this distribution requirement, the income earned by the Fund is not subject to Puerto Rico income tax at the Fund level.

The Fund can invest in taxable and tax-exempt securities. In general, distributions of taxable income dividends, if any, to Puerto Rico individuals, estates, and trusts are subject to a Puerto Rico withholding tax of 15% of the dividends distributed if certain requirements are met. Puerto Rico tax withholdings are effected at the time of payment of the corresponding dividend. Individual shareholders may be subject to a Puerto Rico alternate basic tax on certain Fund distributions. Certain Puerto Rico entities receiving taxable income dividends are entitled to claim an 85% dividends received deduction.

Moreover, distribution of capital gains dividends, if any, to (a) Puerto Rico individuals, estates, and trusts are subject to a Puerto Rico income tax of 15% of the dividends distributed, and (b) Puerto Rico corporations are subject to a Puerto Rico income tax of 20% of the dividends distributed. Fund shareholders are advised to consult their own tax advisers.

For U.S. federal income tax purposes, the Fund is treated as a foreign corporation and does not intend to be engaged in a trade or business within the United States. As a foreign corporation not engaged in a trade or business in the United States, the Fund should generally not be subject to U.S. income tax on gains derived from the sale or exchange of personal property. Nevertheless, if it is determined that the Fund is engaged in a trade or business within the United States for purposes of the U.S. Internal Revenue Code of 1986, as amended (“U.S. Code”), and the Fund has taxable income that is effectively connected with such U.S. trade or business, the Fund will be subject to regular U.S. corporate income tax on its effectively connected taxable income, and maybe to a 30% branch profits tax and state and local taxes as well. Also, the Fund is subject to a 30% U.S. withholding tax on certain types of income from sources within the U.S., such as dividends and interest.

An investment in the Fund is designed solely for Puerto Rico residents due to the Fund’s specific tax features. The Fund does not intend to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the U.S. Code, and consequently an investor that is not (i) an individual who has his or her principal residence in Puerto Rico or (ii) a person, other than an individual, that has its principal office and principal place of business in Puerto Rico will not receive the tax benefits of an investment in a typical U.S. mutual fund (such as “RIC” tax treatment, i.e., availability of pass-through tax status for non-Puerto Rico residents) and may have adverse tax consequences for U.S.

16

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

federal income tax purposes. If United States holders (which includes, but is not limited to, (i) citizens and residents of the United States who are not Puerto Rico individuals and (ii) corporations organized in the United States) invest in the Fund, such United States holders generally will be taxed on any dividend or interest paid by the Fund as ordinary income at the time such holders receive the dividend or interest or when it accrues, depending on such holder’s method of accounting for tax purposes. Additionally, United States holders will be taxed on any gain on the sale of an investment in the Fund.

FASB Accounting Standards Codification Topic 740, Income Taxes (ASC 740) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its Puerto Rico income tax returns for all open tax years (the prior four tax years) and has concluded that there are no uncertain tax positions. On an ongoing basis, management will monitor the Fund’s tax position to determine if adjustments to this conclusion are necessary. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not incur any interest or penalties.

Statement of Cash Flows

The Fund issues its shares, invests in securities, and distributes dividends from net investment income and net realized gains which are paid in cash. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect the reporting of activities on a cash basis include carrying investments at fair value and amortizing premiums or discounts on debt obligations. Cash, as presented on the Statement of Assets and Liabilities, does not include short-term investments.

Dividends and Distributions to Shareholders

The Fund intends to distribute to its shareholders substantially all of its net investment income. However, the Fund may elect to distribute less of its net investment income if, in the judgment of the Investment Adviser, such reduced distribution is in the best economic interests of the Fund’s shareholders. Such distributions, if any, shall be paid by the Fund on no less than a monthly basis. Distributions on shares will be reinvested at the NAV per share determined on the ex-dividend date.

Futures Contracts

Futures contracts provide for the future exchange of a specified security at a specified future time and at a specified price. Upon entering into a financial futures contract, the Fund is required to pledge to a Futures Commission Merchant (FCM), an amount per contract as determined by an exchange of cash, U.S. government securities, or other assets, otherwise known as “initial margin”. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the price of the futures contract. The Fund recognizes an unrealized gain or loss equal to the aggregate daily variation margin until the contract is closed out,

17

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

at which time the Fund realizes a gain or loss. There are several risks accompanying the utilization of futures contracts. Positions in futures contracts may be closed only on an exchange. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time.

Furthermore, because, by definition, futures contracts reflect expectations of projected reference instrument or index price levels, and not necessarily current market levels, circumstances may result in discrepancies between changes in the price of the futures contract and the movement in the reference instrument or index. The absence of a perfect price correlation between the futures contract and its underlying instrument or index could stem from, among other things, changing assumptions regarding the financing cost of the underlying instrument or index, changing assumptions regarding the implied volatility of the underlying index or instrument, and/or changing assumptions regarding the ease of sourcing the instrument or index for eventual delivery into the futures contract.

The Fund utilizes U.S. treasury short futures contracts that are traded at the Chicago Mercantile Exchange (CME), a registered futures exchange. By investing in short futures contracts, the Investment Adviser seeks to alter the interest rate sensitivity, also known as duration, of the Fund. The relationship between interest rates on the underlying assets of the Fund and on the value of short futures contracts may or may not remain constant. As a result, the use of short futures may or may not alter the interest rate sensitivity of the Fund as expected by the Investment Adviser and may result in unexpected gains or losses. There were no futures contracts outstanding as of June 30, 2026.

Reverse Repurchase Agreements

Under these agreements, the Fund sells portfolio securities, receives cash in exchange, and agrees to repurchase the securities at a mutually agreed upon date and price. Ordinarily, those counterparties with which the Fund enters into these agreements require delivery of collateral, nevertheless, the Fund retains effective control over such collateral through the agreement to repurchase the collateral on or by the maturity of the reverse repurchase agreement. These transactions are treated as financings and recorded as liabilities. Therefore, no gain or loss is recognized on the transaction, and the securities pledged as collateral remain recorded as assets of the Fund. The Fund enters into reverse repurchase agreements that do not have third-party custodians, with the collateral delivered directly to the counterparty. Pursuant to the terms of the standard Securities Industry and Financial Markets Association (“SIFMA”) Master Repurchase Agreement, the counterparty is free to repledge or rehypothecate the collateral, provided it is delivered to the Fund upon maturity of the reverse repurchase agreement. This arrangement allows the Fund to receive better interest rates and pricing on the reverse repurchase agreements. While the Fund cannot monitor the rehypothecation of collateral, it does monitor the market value of the collateral versus the repurchase amount, that the income from the collateral is paid to the Fund on a timely basis, and that the collateral is returned at the end of the reverse repurchase agreement. These agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase, and that the value of the collateral posted by the Fund increases in value and the counterparty does not return it. Because the Fund borrows under

18

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

reverse repurchase agreements based on the estimated fair value of the pledged assets, the Fund’s ongoing ability to borrow under its reverse repurchase facilities may be limited, and its lenders may initiate margin calls in the event of adverse changes in the market. A decrease in market value of the pledged assets may require the Fund to post additional collateral or otherwise sell assets at a time when it may not be in the best interest of the Fund to do so. There were no reverse repurchase agreements outstanding as of June 30, 2026.

Preferred Shares

Pursuant to the Fund’s Certificate of Incorporation, as amended and supplemented, the Fund’s Board is authorized to issue up to 12,000,000 preferred shares with a par value of $25, in one or more series. During the period ended June 30, 2026, no preferred shares were issued or outstanding.

Operating Segments

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”)—Improvements to Reportable Segment Disclosures (ASU 2023-007). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and required retrospective application for all periods presented within the financial statements.

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and asses its performance, and has discrete financial information available. The Asset Liability Committee (“ALCO”) of the Fund’s Investment Adviser acts as the Fund’s CODM. Since its commencement, the Fund operates and is managed as a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic portfolio allocation is pre-determined in accordance with the term of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio investments, geographic allocation, leverage, net investment income, total return, expense ratio and changes in net assets resulting from operations and net subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions for the Fund’s single segment is consistent with that presented within the Fund’s financial statements. The accounting policies of the Fund are consistent with those described in these Notes to Financial Statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Other

Security transactions are accounted for on a trade date plus one basis (T+1) for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Premiums and discounts on securities purchased are amortized using the interest method

19

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

over the life or the expected life of the respective securities. Premiums are amortized at the earliest call date for any applicable securities. Interest and dividend income is accrued on a daily basis, except when collection is not expected.

NOTE 2. FAIR VALUE MEASUREMENTS

The Fund’s assets are valued by UBSTC on the basis of valuations provided by pricing services or by dealers which were approved by Fund management and the Board of Directors (the “Board”). In arriving at their valuation, pricing sources may use both a grid matrix of securities values as well as the evaluations of their staff. The valuation, in either case, could be based on information concerning actual market transactions and quotations from dealers or a grid matrix performed by an outside vendor that reviews certain market and security factors to arrive at a bid price for a specific security. Certain Puerto Rico obligations have a limited number of market participants and, thus, might not have a readily ascertainable market value and may have periods of illiquidity. If the Fund has securities for which quotations are not readily available from any source, they will be fair valued by or under the direction of the Investment Adviser utilizing quotations and other information concerning similar securities obtained from recognized dealers. The Investment Adviser can override any price that it believes is not consistent with market conditions. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.

The Investment Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held by the Fund. The Committee operates under pricing and valuation policies and procedures established by the Investment Adviser and approved by the Board. The policies and procedures set forth the mechanisms and processes to be employed on a daily basis related to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. The Committee reports to the Board on a regular basis. At December 31, 2025, no portfolio securities were fair valued by the Committee.

GAAP provides a framework for measuring fair value and expands disclosures about fair value measurements and requires disclosure surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1 –

Quoted prices in active markets for identical assets and liabilities at the measurement date. An active market is one in which transactions for the assets occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 –

Significant inputs other than quoted prices included in Level 1 that are observable (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.), either directly or indirectly.

20

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

Level 3 –

Significant unobservable inputs, for example, inputs derived through extrapolation that cannot be corroborated by observable market data. These will be developed based on the best information available in the circumstances, which might include UBSTC’s own data. Level 3 inputs will consider the assumptions that market participants would use in pricing the asset, including assumptions about risk (e.g., credit risk, model risk, etc.).

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Fair value is based upon quoted market prices when available.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. Therefore, the estimated fair value may materially differ from the value that could actually be realized on sale.

The inputs and methodology used for valuing securities or level assigned are not necessarily an indication of the risk associated with investing in those securities.

Following is a description of the Fund’s valuation methodologies used for assets and liabilities measured at fair value:

Puerto Rico Taxable Obligations: Prices for these securities are obtained from third-party service providers. Third-party service providers use a pricing methodology based on observable market inputs. These securities trade in over-the-counter markets. Quoted prices are based on recent trading activity for similar instruments. These bonds are classified as Level 2 securities under the fair value hierarchy.

Mortgage and other asset-backed securities: Fair value for these securities is mostly obtained from third-party pricing service providers that use a pricing methodology based on observable market inputs. Certain agency, mortgage, and other asset-backed securities (“MBS”) are priced based on a bond’s theoretical value from similar bonds, the term “similar” being defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2 securities under the fair value hierarchy.

U.S. Municipal Obligations: The fair value of U.S. municipal obligations is obtained from third-party pricing service providers that use a pricing methodology based on an active exchange market and quoted market prices for similar securities. These securities are classified as Level 2 securities under the fair value hierarchy.

21

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

The following is a summary of the portfolio by inputs used as of June 30, 2026, in valuing the Fund’s assets carried at fair value:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$8,032,863	$–	$8,032,863
Mortgage-Backed Securities	–	4,579,456	–	4,579,456
Municipal Bonds	–	53,519,366	–	53,519,366
Total	$–	$66,131,685	$–	$66,131,685

There were no Level 3 securities under the fair value hierarchy during the period ended June 30, 2026.

There were no transfers into or out of Level 3 during the period ended June 30, 2026.

NOTE 3. INVESTMENT ADVISORY, ADMINISTRATIVE, CUSTODY, AND TRANSFER AGENCY ARRANGEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory Fees: Pursuant to an investment advisory contract (the “Advisory Agreement”) with UBS Asset Managers of Puerto Rico, a division of UBSTC, and subject to the oversight of the Board, the Fund receives investment advisory services in exchange for a fee. The investment advisory fee will not exceed 0.75% of the Fund’s average daily gross assets (including assets purchased with the proceeds of leverage). For the period ended June 30, 2026, investment advisory fees amounted to $260,182. The Investment Adviser voluntarily waived investment advisory fees in the amount of $86,727, for a net fee of $173,455. The investment advisory fees payable amounted to $115,895 as of June 30, 2026.

Sub-Advisory Fees: The Advisory Agreement authorizes the Investment Adviser to retain one or more sub-advisers for the management of the Fund. The Investment Adviser has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) on behalf of the Fund. Pursuant to the Sub-Advisory Agreement, and under the supervision of the Investment Adviser and the Board, the Sub-Adviser will be responsible for the day-to-day investment of primarily U.S. municipal securities. The Investment Adviser will pay the Sub-Adviser an annual fee not to exceed 0.25% of the average daily gross assets of the pool of assets managed by the Sub-Adviser.

Administration, Custodian, and Transfer Agent Fees: UBSTC also provides transfer agency services pursuant to a Transfer Agency, Registrar, and Shareholder Servicing Agreement (the “Transfer Agency Agreement”). UBSTC, as Transfer Agent, has engaged Bank of New York Mellon Investment Servicing (“BNYM”) to act as recordkeeping and shareholder servicing agent for the Fund. The compensation paid by the Fund to the Transfer Agent under the Transfer Agency Agreement is equal

22

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

to the compensation that the Transfer Agent is required to pay BNYM for services to the Fund up to a maximum amount of 0.05% of the Fund’s average net assets, payable monthly.

UBSTC ceased to provide administrative and custody services to the Fund on May 8, 2026. Effective May 11, 2026, State Street Bank and Trust Company became the Fund’s administrator and custodian, providing various, custody, administration, fund accounting and investor account services.

For the period from January 1, 2026, through May 8, 2026, administrative fees amounted to $37,106, which did not exceed 0.15% of average daily gross assets. From May 11, 2026, to June 30, 2026, the administration service fees amounted to $11,298. The administrative fee payable amounted to $0 as of June 30, 2026.

For the period from January 1, 2026, through May 8, 2026, custody service fees amounted to $5,471. From May 11, 2026, to June 30, 2026, the custody service fees amounted to $1,241. The custody service fees payable amounted to $506 as of June 30, 2026.

For the period from January 1, 2026, to June 30, 2026, transfer agency fees amounted to $11,674, of which $2,156 remains payable as of June 30, 2026.

Expense Limitation and Reimbursement Agreement: UBSTC and the Fund had entered into an Expense Limitation and Reimbursement Agreement whereby UBSTC had agreed to reduce its compensation as set forth in the Investment Advisory Agreement and to assume all or a portion of the ordinary operating expenses of the Fund, including but not limited to shareholder services, custodian and transfer agency fees, legal, regulatory, and accounting fees, printing costs and registration fees (“Other Expenses”), subject to future reimbursement by the Fund, in order to ensure that total annual Fund operating expenses did not exceed 1.00% of the Fund’s daily gross assets per annum with respect to both Class A and Class P Shares. The Fund would reimburse UBSTC for reduced compensation and/or Other Expenses paid by UBSTC when net total expenses for the Fund fall below 1.00% for the annual period, provided that such reimbursement is made within three years after UBSTC reduced compensation and/or paid the Other Expenses and does not cause annual operating expenses to exceed 1.00%. The Expense Limitation and Reimbursement Agreement expired on May 1, 2026 and was not renewed. For Class A, the excess expenses potentially reimbursable to UBSTC at June 30, 2026, amounted to $757,003, of which $34,906 expires at December 31, 2029, $177,826 expires at December 31, 2028, $158,490 expires at December 31, 2027, and $385,781 expires at December 31, 2026. For Class P, the excess expenses potentially reimbursable to UBSTC at June 2026, amounted to $282,262, of which $18,469 expires at December 31, 2029, $78,948 expires at December 31, 2028, $63,451 expires at December 2027, and $121,394 expires at December 31, 2026.

Director Fees: The six independent directors of the Fund’s Board are paid based upon an agreed fee of $1,000 per fund for each quarterly Board meeting, $500 for each special Board meeting, and $500 per fund for each quarterly Audit Committee meeting. For the period ended June 30, 2026, the independent directors of the Fund were paid an aggregate compensation of $15,076. The Directors’ fees payable amounted to $7,162 as of June 30, 2026.

23

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

NOTE 4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 88,000,000 common shares, par value $0.01 per share.

Effective as of April 1, 2022, the Fund began issuing Class P Shares. Also, effective as of April 1, 2022, Class A Shares are no longer being offered except as part of the Fund’s dividend reinvestment plan or in exchange for Class A of certain affiliated funds.

Capital share transactions for the period ended June 30, 2026, and December 31, 2025, for Class A and Class P, were as follows:

Class A	For the Period Ended June 30, 2026	For the Year Ended December 31, 2025
Common shares outstanding - beginning of period	4,276,196	5,011,970
Common shares issued as reinvestment of dividends	21,947	47,798
Common shares redeemed	(375,962)	(783,572)
Common shares outstanding - end of period	3,922,181	4,276,196

Class P
Common shares outstanding - beginning of period	2,312,762	2,255,762
Common shares sold	134,420	154,776
Common shares issued as reinvestment of dividends	34,798	66,481
Common shares redeemed	(192,768)	(164,257)
Common shares outstanding - end of period	2,289,212	2,312,762

NOTE 5. INVESTMENT TRANSACTIONS

The total amount of unaffiliated purchases of U.S. government agencies securities and the proceeds from sales, calls and paydowns from U.S. government agency securities and Puerto Rico Securities were $699,195 and $3,432,991, respectively, for the period ended June 30, 2026.

There were no affiliated transactions during the period.

NOTE 6. LINE OF CREDIT

Effective on August 5, 2015, the Fund granted Societe Generale, a French multinational banking and financial services company with headquarters in Paris, a security interest pursuant to the Credit Agreement between the Fund and Societe Generale (the “Credit” Agreement”). The Fund agrees to provide, and at all times maintain, adequate margin in the account pursuant to the terms and conditions of the Credit Agreement. Upon notice from Societe Generale that the value of the pledged assets is less than the margin required by Societe Generale under the Credit Agreement,

24

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

the Fund shall deposit in the account additional property acceptable to Societe Generale with a value sufficient to remedy such deficiency. For the period ended June 30, 2026, the Fund had a line of credit amounting to $40,000,000. The related debt outstanding at June 30, 2026, was $10,000,000. The amount of unused credit, subject to the Credit Agreement, at June 30, 2026, was $30,000,000 and related information is as follows:

Weighted average interest rate at end of the period	4.56%
Maximum aggregate balance outstanding at any time during the period	$10,500,000
Average balance outstanding during the period	9,893,370
Average interest rate during the period	4.54%

During the period ended June 30, 2026, interest rates on the line of credit ranged from 4.40% to 4.47%.

At June 30, 2026, investment securities amounting to $24,679,226, were pledged as collateral for the line of credit. Interest payable on the line of credit with Societe Generale amounted to $4,581 at June 30, 2026.

NOTE 7. CONCENTRATION OF CREDIT RISK

Concentration of credit risk that arises from financial instruments exists for groups of investors or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.

The major concentration of credit risk arises from the Fund’s investment securities in relation to the location of the issuers of such investment securities. For calculating concentration, all securities guaranteed by the U.S. government or any of its subdivisions are excluded. At June 30, 2026, the Fund had investments with an aggregate fair value of approximately $8,032,863, which were issued by corporate entities located in the Commonwealth of Puerto Rico and are not guaranteed by the Puerto Rico government, the U.S. government or any of its subdivisions. Also, at June 30, 2026, the Fund had investments with an aggregate fair value amounting to $53,519,366, which were issued by various municipalities located in the United States and not guaranteed by the U.S. government.

NOTE 8. INVESTMENT AND OTHER REQUIREMENTS AND LIMITATIONS

The Fund is subject to certain requirements and limitations related to investments and leverage. Some of these requirements and limitations are imposed by statute or by regulation, while others are imposed by procedures established by the Board. The most significant requirements and limitations are discussed below.

Under normal circumstances, the Fund will invest at least 20% of its total assets in taxable securities issued by Puerto Rico issuers. In addition, up to 80% of its total assets will be invested primarily in United States municipal securities.

25

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

As a fundamental policy, the Fund may not borrow money, except as permitted under the 1940 Act, or issue senior securities to the extent such issuance would violate the 1940 Act. The 1940 Act permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes, including to finance redemptions. The 1940 Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.

As its investment policy, under normal conditions at least 95% of the Fund’s total assets will be invested in securities which, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization, or which are determined by the Fund’s Investment Adviser or Sub-Adviser to be of comparable credit quality.

NOTE 9. RECONCILIATION BETWEEN NET INVESTMENT INCOME AND DISTRIBUTABLE NET INVESTMENT INCOME FOR TAX PURPOSES AND NET REALIZED LOSS ON INVESTMENTS AND NET REALIZED LOSS ON INVESTMENTS FOR INCOME TAX PURPOSES

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes were as follows:

Cost of investments for tax purposes	$72,357,718
Gross appreciation	49,679
Gross depreciation	(6,275,712)
Net appreciation/(depreciation)	$(6,226,033)

NOTE 10. RISKS AND UNCERTAINTIES

The Fund is exposed to various types of risks, such as geographic concentration, industry concentration, non-diversification, interest rate, and credit risks, among others. This list is qualified in its entirely by reference to the more detailed information provided in the offering documentation for securities issued by the Fund.

Investment and Market Risk. The Fund’s investments may be adversely affected by the performance of U.S. and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including, among other things, (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general. All securities may be subject to adverse market trends. The value and liquidity of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or stock or bond markets in which a Fund invests, as well as economic, political, or social events in the United States, Puerto Rico, or abroad. Markets can be volatile, and values of individual securities and other investments at times may decline significantly and rapidly. This may cause the Fund’s portfolio to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single

26

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole. Recent market conditions and events, including a global public health crisis and actions taken by governments in response, may exacerbate such volatility and may continue to negatively affect the value and liquidity of individual securities, national economies, and global markets generally. Rapid changes in value or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the value or time of its choosing and can result in losses. Because the Fund invests in investment securities, the Fund’s NAV may fluctuate due to market conditions and as a result you may experience a decline in the value of your investment in the Fund and you may lose money.

An investment in shares of the Fund is designed primarily for, and is suitable only for long-term investors, and is not suitable for all investors.

In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect the Fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region, or financial market may adversely impact issuers in a different country, region, or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain and could affect companies worldwide. An outbreak of an infectious disease or serious environmental or public health concern could have a significant negative impact on economic and market conditions, could exacerbate pre-existing political, social, and economic risks in certain countries or regions, and could trigger a prolonged period of global economic slowdown, which may impact the Fund. To the extent the Fund is overweight in certain countries, regions, companies, industries, or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries, or sectors.

Counterparty Risk. The Fund may engage in financial transactions directly with other counterparties. This subjects the Fund to credit risk that a counterparty will default on an obligation to the Fund. Such a risk contrasts with transactions done through exchange markets, wherein credit risk is reduced through the collection of variation margin and through the interposition of a clearing organization as the guarantor of all transactions. Clearing organizations transform the credit risk of individual counterparties into the more remote risk of the failure of the clearing organization.

Fixed Income Securities Generally. The yield on fixed income securities such as those in which the Fund may invest depends on a variety of factors, including general market conditions for such securities, the financial condition of the issuer, the size of the particular offering, and the maturity, credit quality, and rating of the security. Generally, the longer the maturity of those securities, the higher its yield and the greater the changes in its yields both up and down. The market value of fixed income securities normally will vary inversely with changes in interest rates. Such changes in the Fund’s NAV, in particular, also might affect the price of its shares. The unique characteristics of certain types of securities may also make them more sensitive to changes in interest rates.

Extension Risk. Extension risk is the risk that during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock in a below market interest rate,

27

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

increase the security’s duration (the estimated period until the security is paid in full) making it more sensitive to changes in interest rates, and reduce the value of the security. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Prepayment Risk. Prepayment risk is the risk that during periods of declining interest rates, the issuer of a security may exercise its option to pay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. Prepayment reduces the yield to maturity and the average life of the security and also increases price fluctuation. This tendency of issuers to refinance debt with high interest rates during periods of declining interest rates may reduce the positive effect of declining interest rates on the market value of the Fund’s securities.

Municipal Securities Market Risk. Municipal securities are obligations, often bonds and notes, issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities, and instrumentalities, the interest on which is typically exempt from federal income tax. Under normal circumstances, up to 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in U.S. municipal securities, which may include investments in Build America Bonds (“BABs”) and taxable municipal securities (i.e., municipal securities that are generally taxable to non-Puerto Rico residents). From time to time, proposals to restrict or eliminate the federal income tax exemption from interest on municipal securities are introduced before Congress. Proposals also may be introduced before state legislatures. If such proposals were enacted, the availability of municipal securities and their value would be affected.

Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering, and the maturity of the obligation and the rating(s) of the issue.

Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit, and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

Certain of the municipal obligations in which the Fund may invest present their own distinct risks. These risks may depend, among other things, on the financial situation of the government issuer, or, in the case of industrial development bonds and similar securities (including certain bonds offered by the Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority), on that of the entity supplying the revenues that are intended to repay the obligations. It is also possible that, as a result of litigation or other conditions, the power or ability of issuers or those other entities to meet their obligations for the repayment of principal and payment of interest may be materially and adversely affected.

28

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

The amount of public information available about the municipal securities in the Fund’s portfolio is generally less than that for corporate equities or bonds, and the Fund’s investment performance may therefore be more dependent on the Investment Adviser’s and Sub-Adviser’s analytical abilities. The secondary market for municipal securities, particularly the below investment grade municipal securities in which the Fund may invest, also tends to be less developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its municipal securities at attractive prices.

BABs Risk. The BABs market is smaller and less diverse than the broader municipal securities market. In addition, BABs may experience less liquidity than other types of municipal securities. The number of BABs available in the market is limited and there can be no assurance that BABs will be actively traded. Reduced liquidity may negatively affect the value of the BABs.

Because issuers of direct-pay BABs held in the Fund’s portfolio receive reimbursement from the U.S. Treasury with respect to interest payment on bonds, there is a risk that those municipal issuers will not receive timely payment from the U.S. Treasury and may remain obligated to pay the full interest due on direct pay BABs held by the Fund. Furthermore, it is possible that a municipal issuer may fail to comply with the requirements to receive the direct-pay subsidy or that a future Congress may terminate the subsidy altogether.

Certain aspects of the BABs program may be subject to additional federal or state level guidance or subsequent legislation. For example, the U.S. Internal Revenue Service (“IRS”) or U.S. Treasury could impose restrictions or limitations on the payments received. Aspects of the BABs program for which the IRS and the U.S. Treasury have solicited public comment include, but have not been limited to, methods for making direct payments to issuers, the tax procedural framework for such payments, and compliance safeguards. It is not known what additional procedures will be implemented with respect to direct-pay BABs, if any, nor is it known what effect such possible procedures would have on the BABs market.

The Fund may invest significantly in BABs, and if it does, the Fund’s NAV may be more volatile than the value of a more broadly diversified portfolio and may fluctuate substantially over short periods of time. Because BABs do not include certain industries or types of municipal bonds (i.e., tobacco bonds or private activity bonds), there may be less diversification than with a broader pool of municipal securities.

Collateralized Mortgage Obligations (“CMO”) Risk. CMOs exhibit similar risks to those of MBS but also present certain special risks. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs), or an amount that remains after floating-rate tranches are paid (an inverse floater). CMO classes may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity, and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a CMO class to provide the anticipated investment characteristics and performance may be significantly reduced. If the Fund invests in

29

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. These changes may result in volatility in the market value and in some instances reduced liquidity of the CMO class.

Asset-Backed Securities Risk. Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. The receivables supporting asset-backed securities are generally automobile and credit card receivables but may also consist of other types of obligations. Asset-backed securities and the underlying receivables are not generally insured or guaranteed by any government agency. However, in certain cases, such securities are collateralized by loans guaranteed by the U.S. Small Business Administration (“SBA”). The SBA is an independent agency of the United States. Asset-backed securities present risks similar to those of MBS. However, in the case of many asset-backed securities, the prepayment rates on the underlying assets have historically been less influenced by market interest rate fluctuations and therefore have been more stable. The frequent absence of a government guarantee creates greater exposure to the credit risk on the underlying obligations and depending on the structure, the credit risk of the sponsor of such obligations.

Asset-backed securities entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Leverage Risk. The Fund borrows money from banks to buy securities and pledges its assets in connection with the borrowing. If the interest expense of the borrowing is greater than the return on the securities bought, the use of leverage will decrease the return to shareholders in the Fund. Use of leverage also tends to magnify the volatility of the Fund’s returns. The greater the use of leverage by the Fund, the greater the risk of the volatility of the Fund’s returns. In addition, because the fees received by the Investment Adviser and Sub-Adviser are based on the average daily gross assets (including any assets attributable to borrowings), the Investment Adviser and the Sub-Adviser have a financial incentive for the Fund to use certain forms of leverage, which may create a conflict of interest between the Investment Adviser and the Sub-Adviser on the one hand, and shareholders on the other hand.

Puerto Rico Risk. At least 20% of the Fund’s total assets are expected to be invested in securities of Puerto Rico issuers. As a result, the Fund’s NAV and cash flow may fluctuate due to market conditions affecting these securities. In addition, securities issued by the government of the Commonwealth of Puerto Rico, or its instrumentalities, are affected by the central government’s finances. That includes, but is not limited to, general obligations of Puerto Rico and revenue bonds, special tax bonds, or agency bonds. Over the past few years, many Puerto Rico government bonds as well as the securities issued by several Puerto Rico financial institutions have been downgraded as a result of several factors, including without limitation, the downturn experienced by the Puerto Rico economy and the strained financial condition of the Puerto Rico government. Currently, the Puerto Rico bond market is experiencing a period of volatility, with Puerto Rico bonds trading at historically lower prices and higher yields. Any future developments in this respect could result in

30

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

additional interruptions in cash flow on debt payments, which may result in more price volatility across Puerto Rico securities. There can be no assurance that any additional defaults by the Commonwealth of Puerto Rico and other Commonwealth instrumentalities will not have an additional adverse impact on the Fund’s net investment income.

The Fund’s ability to achieve its investment objective depends in part on the availability of Puerto Rico obligations. If those obligations are unavailable or are only available at a price unreasonably above their market value or at interest rates inconsistent with the Fund’s investment objective, it may harm the Fund’s performance.

There presently are a limited number of participants in the market for certain securities of Puerto Rico issuers. In addition, certain Puerto Rico securities may have periods of illiquidity. These factors may affect the Fund’s ability to acquire or dispose of such securities, as well as the price paid or received upon such acquisition or disposition.

Interest Rate Risk. The value of fixed income securities, such as those in which Fund may invest, generally fall when interest rates rise and rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, and as a result, the value of the Fund’s investments will fall. Prices of intermediate and long-term fixed income securities generally change more in response to interest rate changes than prices of shorter-term fixed income securities. To the extent the Fund invests primarily in intermediate and long-term fixed income securities, the NAV of the Fund’s Shares will fluctuate more in response to changes in market interest rates than if the Fund invested primarily in shorter-term fixed income securities. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk. Credit risk is the risk that debt securities or preferred stock will decline in price or fail to make dividend or interest payments when due because the issuer of the security experiences a decline in its financial condition. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

MBS Risk. MBS (residential and commercial) represent interests in “pools” of mortgages. MBS have many of the risks of traditional debt securities but, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. As a result, the Fund may receive principal repayments on these securities earlier or later than anticipated by the Fund. In the event of prepayments that are received earlier than anticipated, the Fund may be required to reinvest such prepayments at rates that are lower than the anticipated yield of the prepaid obligation. The rate of prepayments is influenced by a variety of economic, geographic, demographic, and other factors, including, among others, prevailing mortgage interest rates, local and regional economic conditions, and homeowner mobility. Generally, prepayments will increase during periods of declining interest rates and decrease during periods of rising interest rates. The decrease in the rate

31

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

of prepayments during periods of rising interest rates results in the extension of the duration of MBS, which makes them more sensitive to changes in interest rates and more likely to decline in value (this is known as extension risk).

Illiquid Securities. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less, without the sales or dispositions significantly changing the market value of the investment. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Fund may own. That and other factors may cause certain securities to have periods of illiquidity. Resale restrictions may hinder the marketability of the securities.

Special Risks of Hedging Strategies. The Fund may use a variety of derivatives instruments including securities options, financials futures contracts, options on futures contracts, and other interest rate protection transactions such as swap agreements, to attempt to hedge its portfolio of assets and enhance its return. Successful use of most derivatives instruments depends upon the Investment Adviser’s or Sub-Adviser’s ability to predict movements of the overall securities and interest rate markets. There is no assurance that any particular hedging strategy adopted will succeed or that the Fund will employ such strategy with respect to all or any portion of its portfolio. Some of the derivative strategies that the Fund may use to enhance its return are riskier than its hedging transactions and have speculative characteristics. Such strategies do not attempt to limit the Fund’s risk of loss.

Derivatives Risk. The Fund’s use of derivatives increases the Fund’s exposure to the following risks:

•	Volatility Risk – A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•	Counterparty Risk – Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

•

Illiquid Securities Risk – The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

•	Valuation Risk – Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•

Tax Risk – Certain aspects of the tax treatment of derivative instruments, including swap agreements, are currently unclear and may be affected by changes in legislation, regulations, or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character, and amount of income the Fund realizes from its investments.

32

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

•

Regulatory Risk – Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia, and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through at least 2021. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading, and margining of other derivatives may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

The SEC has adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by the funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities so that a failure to comply with the proposed limits would result in a statutory violation, and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

NOTE 11. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these agreements is unknown. However, the Fund has not paid prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

NOTE 12. SUBSEQUENT EVENTS

Events and transactions from July 1, 2026, through August 28, 2026 (the date the semi-annual financial statements were available to be issued), have been evaluated by management for subsequent events. Management has determined that there were no material events that would require adjustment to or additional disclosure in the Fund’s financial statements through this date, except as disclosed below.

33

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

Class A Dividends:

On July 1, 2026, the Board, acting through the Dividend Committee, declared an ordinary net investment income dividend of $0.02871 per common share, totaling $112,606 and payable on July 10, 2026, to common shareholders of record as of June 30, 2026.

On August 3, 2026, the Board, acting through the Dividend Committee, declared an ordinary net investment income dividend of $0.02796 per common share, totaling $109,299 and payable on August 10, 2026, to common shareholders of record as of July 31, 2026.

Class P Dividends:

On July 1, 2026, the Board, acting through the Dividend Committee, declared an ordinary net investment income dividend of $0.02703 per common share, totaling $61,877 and payable on July 10, 2026, to common shareholders of record as of June 30, 2026.

On August 3, 2026, the Board, acting through the Dividend Committee, declared an ordinary net investment income dividend of $0.02634 per common share, totaling $60,364 and payable on August 10, 2026, to common shareholders of record as of July 31, 2026.

34

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Other Information

June 30, 2026 (Unaudited)

Shareholder Meeting for fiscal year ended December 31, 2025

The Annual Meeting of Shareholders was held on April 16, 2026 (the “2026 Annual Meeting”). The voting results for the proposals considered at the 2026 Annual Meeting were as follows:

1.

Election of Directors. The stockholders of the Fund elected Messrs. Luis M. Pellot and Agustín Cabrer to the Board of Directors to serve for a term expiring on the date of which the annual meeting of stockholders is held in 2029 or until their successors are elected and qualified.

Name of Director	Votes cast “For”	Votes “Against/Withheld”
Luis M. Pellot	6,254,915	136,455
Agustín Cabrer	6,117,206	214,164

35

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Statement Regarding Basis for Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement

June 30, 2026 (Unaudited)

The Board of the Fund met on May 6, 2026 (the “Meeting”), to consider the approval of the Advisory Agreement by and between the Fund and UBS Asset Managers of Puerto Rico, a division of UBS Trust Company of Puerto Rico (the “Investment Adviser”), as well as the Investment Sub-Advisory Agreement (collectively with the Investment Advisory Agreement, the “Advisory Agreements”) by and between UBS Asset Managers of Puerto Rico and Nuveen Asset Management, LLC (the “Sub-Adviser”, taken together with the Investment Adviser, the “Investment Advisers”). At such meeting, the Board participated in comparative performance reviews with the portfolio managers of the Investment Adviser, in conjunction with other Fund service providers, and considered various investment and trading strategies used in pursuing the Fund’s investment objectives. The Board also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the Fund and received and participated in reports and presentations provided by the Investment Advisers with respect to such matters.

The independent members of the Board (the “Independent Directors”) were assisted throughout the contract review process by Willkie Farr & Gallagher LLP, as their independent legal counsel. The Board relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Advisory Agreements. In evaluating the Advisory Agreements, including the specific fee structures, and other terms, the Board was informed by multiple years of analysis and discussion amongst themselves and the Investment Advisers. The Board, including a majority of Independent Directors, concluded that the terms of the Advisory Agreements for the Fund were fair and reasonable and that the Investment Advisers’ fees were reasonable in light of the services provided to the Fund.

Nature, Extent, and Quality of Services. In evaluating the Advisory Agreements, the Board considered, in relevant part, the nature, extent, and quality of the Investment Advisers’ services to the Fund.

The Board considered the vast array of management, oversight, and administrative services the Investment Advisers provide to manage and operate the Fund, the increases of such services over time due to new or revised market, regulatory, or other developments (e.g.; liquidity management and cybersecurity programs), and the resources and capabilities necessary to provide these services. The Independent Directors recognized that the Investment Advisers provide portfolio management services for the Fund and, additionally, the Board considered the wide range of administrative and “non-advisory” services the Investment Advisers provide to manage and operate the Fund (complimentary to those provided by other third parties). These services include, but are not limited to, administrative services (e.g.; providing the employees and officers necessary for the Fund’s operations); operational expertise (e.g.; providing portfolio accounting and addressing complex pricing issues, corporate actions, foreign registrations, and foreign filings, as may be necessary); oversight of third-party service providers (e.g.; coordinating and evaluating the services of the

36

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Statement Regarding Basis for Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement

June 30, 2026 (Unaudited)

Fund’s custodian, transfer agent, and other intermediaries); Board support and administration (e.g.; overseeing the organization of Board and committee meetings and preparing or overseeing the timely preparation of various materials and/or presentations for such meetings); fund share transactions (monitoring daily purchases and redemptions); shareholder communications (e.g.; overseeing the preparation of annual and semi-annual and other periodic shareholder reports); tax administration; and compliance services (e.g.; helping to maintain and update the Fund’s compliance program and related policies and procedures as necessary or appropriate to meet new or revised regulatory requirements and reviewing such program annually, overseeing the preparation of the Fund’s registration statements and regulatory filings, overseeing the valuation of portfolio securities and daily pricing, helping to ensure the Fund complies with its portfolio limitations and restrictions, voting proxies on behalf of the Fund; monitoring the liquidity of the portfolios, providing compliance training for personnel, and evaluating the compliance programs of the Fund’s service providers). In evaluating such services, the Board considered, among other things, whether the Fund has operated in accordance with its investment objective(s) and the Fund’s record of compliance with its investment restrictions and regulatory requirements.

In addition to the services provided by the Investment Advisers, the Independent Directors also considered the risks borne by the Investment Advisers in managing the Fund in a highly regulated industry, including various material entrepreneurial, reputational, and regulatory risks. Based on their review, the Independent Directors found that, overall, the nature, extent, and quality of services provided under the Advisory Agreements were satisfactory on behalf of the Fund.

Investment Performance of the Fund. In evaluating the quality of the services provided by the Investment Advisers, the Board also received and considered the investment performance of the Fund. In this regard, the Board received and reviewed a report prepared by Broadridge which generally provided the Fund’s performance data for the one, three, five, and ten-year periods ended December 31, 2025 (or for the periods available for the Fund that did not exist for part of the foregoing timeframe) on an absolute basis and as compared to the performance of unaffiliated comparable funds (a “Broadridge Peer Group”). The Board was provided with information describing the methodology Broadridge used to create the Broadridge Peer Group. The performance data prepared for the review of the Advisory Agreements supplements the performance data the Board received throughout the year as the Board regularly reviews and meets with portfolio manager(s) and/or representatives of the Investment Advisers to discuss, in relevant part, the performance of the Fund.

Fees and Expenses. As part of its review, the Board also considered, among other things, the contractual management fee rate, and the net management fee rate (i.e., the management fee after taking into account expense reimbursements and/or fee waivers, if any) paid by the Fund to the Investment Adviser in light of the nature, extent, and quality of the services provided. The Board considered the net total expense ratio of the Fund in relation to those of a comparable group of funds (the Broadridge Expense Group). The Board also considered the net total expense ratio of the Fund (expressed as a percentage of average net assets) as it is more reflective of the shareholder’s costs in investing in the Fund.

37

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Statement Regarding Basis for Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement

June 30, 2026 (Unaudited)

In evaluating the advisory and sub-advisory fee rates (together the “advisory fee rates”), the Board considered the Investment Advisers’ rationale for proposing the advisory fee rate of the Fund which included its evaluation of, among other things, the value of the potential services being provided (i.e., the expertise of the Investment Advisers with the proposed strategy), the competitive marketplace (e.g., the uniqueness of the Fund and the fees of competitor funds) and the economics to the Investment Adviser (e.g., the costs of operating the Fund). The Board considered, among other things, the expense limitations and/or fee waivers, if applicable, proposed by the Investment Adviser to keep expenses to certain levels and reviewed the amounts the Investment Adviser had waived or reimbursed over the last fiscal years; if applicable, and the costs incurred and resources necessary in effectively managing mutual funds, particularly given the costs in attracting and maintaining quality and experienced portfolio managers and research staff. The Board further considered the Fund’s net management fee and net total expense ratio in light of its performance history.

Profitability. In conjunction with their review of advisory fees, the Independent Directors reviewed information reflecting each Investment Advisers’ financial condition. The Independent Directors reviewed the consolidated financial statements of the Investment Adviser for the year ended December 31, 2025. The Independent Directors also considered the overall financial condition of the Investment Advisers and the Investment Advisers’ representations regarding the stability of the firm, its operating margins, and the manner in which it funds its future financial commitments, such as employee deferred compensation programs. The Independent Directors also reviewed the profitability information for the Investment Adviser derived from its relationship with the Fund for the fiscal year ended December 31, 2025, on an actual and adjusted basis, as described below. The Independent Directors evaluated, among other things, the Investment Adviser’s revenues, expenses, net income (pre-tax and after-tax), and the net profit margins (pre-tax and after-tax). The Independent Directors also reviewed the level of profitability realized by the Investment Adviser including and excluding distribution expenses incurred by the Investment Adviser from its own resources.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. In evaluating the reasonableness of the investment advisory fees, the Board considered the existence of any economies of scale in the provision of services by the Investment Adviser and whether those economies are appropriately shared with the Fund. In its review, the Independent Directors recognized that economies of scale are difficult to assess or quantify, particularly on a fund-by-fund basis, and certain expenses may not decline with a rise in assets. The Independent Directors further considered that economies of scale may be shared in various ways including breakpoints in the management fee schedule, fee waivers and/or expense limitations, pricing of the Fund at scale at inception or other means.

The Board considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Board and the Independent Directors considered the Investment Adviser’s statement that it believes that breakpoints would not be appropriate for the Fund at this time given uncertainties regarding the direction of the economy, rising inflation, increasing costs for personnel and systems, and growth or

38

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Statement Regarding Basis for Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement

June 30, 2026 (Unaudited)

contraction in the Fund’s assets, all of which could negatively impact the profitability of the Investment Adviser. Considering the factors above, the Independent Directors concluded the absence of breakpoints in the management fee was acceptable and that any economies of scale that exist are adequately reflected in the Investment Adviser’s fee structure.

Indirect Benefits. The Independent Directors received and considered information regarding indirect benefits the Investment Adviser may receive as a result of their relationship with the Fund. The Independent Directors further considered the reputational and/or marketing benefits the Investment Advisers may receive as a result of their association with the Fund. The Independent Directors took these indirect benefits into account when assessing the level of advisory fees paid to the Investment Advisers and concluded that the indirect benefits received were reasonable.

Privacy Notice

The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former, or current investors.

If you are located in a jurisdiction where specific laws, rules or regulations require the Fund to provide you with additional or different privacy-related rights beyond what is set forth below, then the Fund will comply with those specific laws, rules, or regulations.

The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. Personal information is obtained from the following sources:

•	Investor applications and other forms,
•	Written and electronic correspondence,
•	Telephone contacts,
•

Account history (including information about Fund transactions and balances in your accounts with the Distributor or our affiliates, other fund holdings in the UBS family of funds, and any affiliation with the Distributor and its affiliates),

•	Website visits,
•	Consumer reporting agencies

The Fund limits access to personal information to those employees who need to know that information in order to process transactions and service accounts. Employees are required to maintain and protect the confidentiality of personal information. The Fund maintains physical, electronic, and procedural safeguards to protect personal information.

The Fund may share personal information described above with their affiliates for business purposes, such as to facilitate the servicing of accounts. The Fund may share the personal information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing, or maintaining investor accounts on behalf of the Fund. The Fund may share personal information with its affiliates or other companies

39

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Statement Regarding Basis for Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement

June 30, 2026 (Unaudited)

who are not affiliates of the Fund that perform marketing services on the Fund’s behalf or to other financial institutions with whom it has marketing agreements for joint products or services. These companies are not permitted to use personal information for any purposes beyond the intended use (or as permitted by law). The Fund does not sell personal information to third parties for their independent use. The Fund may also disclose personal information to regulatory authorities or otherwise as permitted by law.

FUND LEVERAGE

THE BENEFITS AND RISKS OF LEVERAGE

As a fundamental policy, the Fund may only issue senior securities, as defined in the 1940 Act (“Senior Securities”), representing indebtedness to the extent that immediately after their issuance, the value of its total assets, less all the Fund’s liabilities and indebtedness that are not represented by Senior Securities being issued or already outstanding, is equal to or greater than the total of 300% of the aggregate par value of all outstanding indebtedness issued by the Fund. The Fund may only issue Senior Securities representing preferred stock to the extent that immediately after any such issuance, the value of its total assets, less all the Fund’s liabilities and indebtedness that are not represented by Senior Securities being issued or already outstanding, is equal to or greater than the total of 200% of the aggregate par value of all outstanding preferred stock (not including any accumulated dividends or other distributions attributable to such preferred stock) issued by the Fund. This asset coverage requirement must also be met any time the Fund pays a dividend or makes any other distribution on its issued and outstanding shares of common stock or any shares of its preferred stock (other than a dividend or other distribution payable in additional shares of common stock) as well as any time the Fund repurchases any shares of common stock, in each case after giving effect to such repurchase of shares of common stock or issuance of preferred stock, debt securities, or other forms of leverage in order to maintain asset coverage at the required 200% level. To the extent necessary, the Fund may purchase or redeem preferred stock, debt securities, or other forms of leverage in order to maintain asset coverage at the required 200% level. In such instances, the Fund will redeem Senior Securities, as needed, to maintain such asset coverage.

Subject to the above percentage limitations, the Fund may also engage in certain additional borrowings from banks or other financial institutions. In addition, the Fund may also borrow for temporary or emergency purposes, in an amount of up to an additional 5% of its total assets.

Leverage can produce additional income when the income derived from investments financed with borrowed funds exceeds the cost of such borrowed funds. In such an event, the Fund’s net income will be greater than it would be without leverage. On the other hand, if the income derived from securities purchased with borrowed funds is not sufficient to cover the cost of such funds, the Fund’s net income will be less than it would be without leverage.

To obtain leverage, the Fund has a $40 million line of credit with Société Generale, a French multinational banking and financial services company. Société Generale has obtained a security interest on the pledged collateral that consists of U.S. municipal bonds.

40

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Statement Regarding Basis for Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement

June 30, 2026 (Unaudited)

As of June 30, 2026, the Fund had the following leverage outstanding:

Borrowings under the Line of Credit	$10,000,000
Leverage Ratio*	14.7%

Refer to Schedule of Investments for details of the securities pledged as collateral and Note 6 of the Semi-Annual Financial Statements for further details on the line of credit during the period. The leverage of the Fund increased $400,000 during the period.

*

Asset Leverage ratio: The aggregate principal amount of other borrowings by the Fund, including borrowings resulting from the issuance of any other series and other forms of leverage, and from the compliance date of Rule 18f-4 going forward, including borrowings in the form of reverse repurchase agreements, divided by the fair market value of the assets of the Fund on any given day.

41

INVESTMENT ADVISER

UBS Asset Managers of Puerto Rico,

a division of UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR AND CUSTODIAN

State Street Bank and Trust Co.

One Congress St.

Boston, MA 02114

TRANSFER AGENT

UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

U.S. LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019

PUERTO RICO LEGAL COUNSEL

DLA Piper (Puerto Rico) LLC

Ochoa Building, Suite 401

500 Calle de la Tanca

San Juan, Puerto Rico 00901-1969

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

One Manhattan West,

395 9th Ave.

New York, NY 10001

DIRECTORS AND OFFICERS

Carlos V. Ubiñas

Director, Chairman of the Board and President

Agustín Cabrer-Roig

Director

Carlos Nido

Director

Gabriel Pagán Pedrero

Director

Luis M. Pellot-González

Director

Clotilde Pérez

Director

Jorge Vallejo

Director

José Grau

Treasurer

Heydi Cuadrado

Assistant Treasurer and Vice President

Edward Ramos

Vice President

María Vilaro

Vice President

Liana Loyola, Esq.

Secretary

Luz Nereida Colón

Chief Compliance Officer

Remember that:

•	Mutual Fund’s shares are not bank deposits or FDIC insured.
•	Mutual Fund’s shares are not obligations of or guaranteed by UBS Financial Services Inc. or any of its affiliates.
•	Mutual Fund’s shares are subject to investment risks, including possible loss of the principal amount invested.

[THIS PAGE INTENTIONALLY LEFT BLANK]

U.S. MONTHLY INCOME FUND

FOR PUERTO RICO RESIDENTS, INC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosure for the Registrant is included as part of the Financial Statements included under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration paid to directors, officers, and others of open-end investment companies is included as part of the Financial Statements included under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Statement Regarding Basis for Approval of Investment Advisory Contract for the Registrant is included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board during the period covered by this Form N-CSR filing.

Item 16. Controls and Procedures.

(a)  The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)  Not applicable.

(b)  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

(a)  Not applicable.

(b)  Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications of the Fund’s principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications of the Funds principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
Principal Executive Officer

Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
Principal Executive Officer

Date:	September 3, 2026

By:	/s/ José Grau
José Grau
Principal Financial Officer

Date:	September 3, 2026